OTHER NON-CURRENT LIABILITIES (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Accounts payable and accrued liabilities	$ 545		$ 545		$ 601
Lease liabilities	810		810		784
Derivative liabilities	168		168		115
Deferred revenue	8		8		20
Provisions	5		5		6
Loans and notes payables	9		9		16
Total other non-current liabilities	1,545		1,545		$ 1,542
Interest expense on lease liabilities	$ 15	$ 26	$ 31	$ 47